BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2012
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Trade Lead and Tianshi Acquisition

On January 6, 2012 (“the acquisition date”), the Company completed the acquisition of the remaining 95% equity interest in Trade Lead and Tianshi, a PRC domestic company owned by principal owners of Trade Lead, for a total purchase price of RMB112,936 (US$18,127), which was settled by cash consideration of RMB78,869 (US$12,659) and 6,202,179 Class A ordinary shares of the Company. In addition, the consideration transferred includes the effective settlement of amounts payable by Youku to Trade Lead and Tianshi of RMB47,071 (US$7,556) and the acquisition-date fair value of the 5% equity interest in Trade Lead and Tianshi previously held by the Company of RMB5,051 (US$811). The net gain arising from the re-measurement of the existing carrying value of investment to fair value amounted to RMB3,344 (US$537) and was included in “Other income (loss), net” in the consolidated statements of comprehensive loss. There was no gain or loss recognized from the effective settlement of pre-existing relationships between Youku, Trade Lead and Tianshi.

On the acquisition date, the allocation of the purchase price of the assets acquired and liabilities assumed based on their fair values was as follows:

	RMB	US$
Cash and cash equivalents	53,091	8,522
Tangible assets acquired	88,888	14,268
Intangible assets	6,391	1,026
Goodwill	73,688	11,828
Liabilities assumed	(56,194)	(9,021)
Deferred tax liabilities	(806)	(129)
Total consideration	165,058	26,494

The excess of purchase price over tangible assets, identifiable intangible assets and liabilities assumed was recorded as goodwill. None of the goodwill is expected to be deductible for income tax purposes. The acquired identifiable intangible assets were valued using an income approach known as the multi-period excess earnings method. For the year ended December 31, 2012, no significant measurement period adjustments were recorded.

Total identifiable intangible assets acquired mainly include sales backlog of RMB5,821 (US$934) and TV episodes library of RMB570 (US$92), which have an estimated average useful life of one year. Total goodwill of RMB73,688 (US$11,828) primarily represents expected synergies from combining the operations of the Company, Trade Lead and Tianshi, which are complementary to each other.

The Company recognized RMB1,140 (US$183) of acquisition-related costs which were included in general and administrative expenses for the year ended December 31, 2012.

The actual results of operation after the acquisition date and pro forma results of operations for the acquisition have not been presented because the effects were not material.

Tudou Acquisition

On August 23, 2012, Youku announced the completion of the Merger between Tudou and Merger Sub pursuant to the Merger Agreement. Tudou was one of the leading Internet video companies in the PRC providing premium licensed content, user generated content and original in-house produced content. Each of Tudou’s Class A ordinary shares and Class B ordinary shares (not including Tudou Class B ordinary shares represented by Tudou ADSs) issued and outstanding immediately prior to the effective time of the closing of the Merger has been cancelled in exchange for the right to receive 7.177 Class A ordinary shares of Youku, and each of Tudou’s ADSs representing four Tudou Class B ordinary shares had been surrendered in exchange for the right to receive 1.595 of Youku ADSs, each of which represents 18 Class A ordinary shares of Youku.

Youku completed the acquisition of Tudou on August 23, 2012, the date on which control was obtained to govern the financial and operating policies of Tudou and obtain benefits from its activities. Youku is identified as the accounting acquirer since shareholders of Youku held a controlling interest in the combined entity after the Merger, Youku’s former management team dominates the executive positions of the combined entity and Youku paid a premium over the pre-combination fair value of Tudou to effect the Merger. The Company expects to achieve significant synergies and cost reductions by eliminating redundant processes and facilities. The results of Tudou’s operations have been included in the consolidated financial statements of the Company since the acquisition date.

The acquisition-date fair value of the consideration transferred totaled RMB5,411,030 (US$868,530), which consisted of the following:

	RMB	US$

To Tudou shareholders*	5,262,951	844,762
To holders of outstanding Tudou share options**	144,598	23,208
Settlement of pre-existing relationships ***	3,481	560

Total consideration	5,411,030	868,530

* The fair value of Youku shares issuable to Tudou shareholders totaled 838,604,288 Youku Class A ordinary shares, was based on the closing price of US$17.78 of Youku ADS on the New York Stock Exchange (“NYSE”) on August 23, 2012. 834,109,274 Youku Class A ordinary shares have been issued as of December 31, 2012 and the remaining 4,495,014 Youku Class A ordinary shares will be issued to Mr. Gary Wang, the founder and chief executive officer of Tudou, when he fully discharges all obligations he owes to his ex-wife (Note 17).

** Youku issued replacement share options. The portion of the fair-value-based measure of the replacement award amounted to RMB144,598 (US$23,208) was attributable to pre-combination services and included as a component of the consideration to be transferred.

*** As a result of the Merger, amounts receivable from and payable to Tudou were effectively settled, resulting in an increase of RMB3,481 (US$560) to the consideration transferred. No gain or loss was recognized as a result of the settlement of pre-existing relationships between Youku and Tudou.

According to ASC 805, Business Combinations (“ASC 805”), to determine the portion of a replacement award that is part of the consideration transferred for the acquiree, the acquirer shall measure both the replacement awards granted by the acquirer and the acquiree awards as of the acquisition date in accordance with ASC 718. The portion of the fair-value-based measure of the replacement award that is part of the consideration transferred was RMB144,598 (US$23,208) and represents the portion of the acquiree award that is attributable to pre-combination service. The difference in the fair value between Youku’s issued replacement award and Tudou’s award attributable to pre-combination service was inconsequential and expensed on the date of replacement, or the acquisition date. The fair value of replacement awards related to post-combination service is recognized in the post-combination statements of comprehensive income over the remaining vesting period of the replacement awards (Note 20).

The Company has completed the valuations necessary to assess the fair value of the tangible and intangible assets acquired and liabilities assumed, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the date of acquisition:

	RMB	US$
Cash and cash equivalents	404,444	64,918
Restricted cash	38,069	6,110
Accounts receivable	274,412	44,046
Property, plant and equipment	93,870	15,067
Intangible assets	1,083,230	173,870
Other assets	47,420	7,613
Short-term loan	(31,544)	(5,063)
Other current liabilities	(445,171)	(71,455)
Deferred tax liabilities	(235,582)	(37,814)
Goodwill	4,181,882	671,238
Total consideration	5,411,030	868,530

The fair value of accounts receivable acquired was RMB274,412 (US$44,046). Gross contractual accounts receivable acquired totaled RMB354,787 (US$56,947) and the Company’s best estimate of the contractual cash flows not expected to be collected at acquisition date totaled RMB80,375 (US$12,901).

The excess of purchase price over tangible assets, identifiable intangible assets and liabilities assumed was recorded as goodwill. The goodwill recognized is attributable primarily to expected synergies and the assembled workforce of Tudou. None of the goodwill is expected to be deductible for income tax purposes.

The details of acquired intangible assets are as follows:

	Valuation Method	RMB	US$	Estimated Remaining Useful Life
Domain name, trademarks and Online video license	Relief from royalty	845,300	135,680	Indefinite
Technology	Relief from royalty	27,900	4,478	Around 5 years
Non-compete agreement	Profit differential	8,200	1,316	Around 3 years
Customer relationships	Cost approach	41,530	6,666	Around 5 years
Licensed copyrights	Multi-period excess earnings method	97,900	15,714	Around 1.79 years
User generated content	Multi-period excess earnings method	62,300	10,000	Around 2 years
Content produced	Multi-period excess earnings method	100	16	Around 0.1years

Total		1,083,230	173,870

The Company recognized RMB27,614 (US$4,432) of acquisition-related costs which were included in general and administrative expenses for the year ended December 31, 2012.

The amount of revenue and net loss of Tudou included in the Company’s consolidated statements of comprehensive loss from the acquisition date to December 31, 2012 is RMB195,668 (US$31,407) and RMB157,400 (US$25,264), respectively.

Pro forma revenue and net loss for the year ended December 31, 2011 is not available and the cost to develop it would be excessive. The unaudited pro forma information for the year ended December 31, 2012 set forth below gives effect to the acquisition as if it had occurred at the beginning of the fiscal year. The pro forma results have been calculated after applying the Company’s accounting policies and including adjustments primarily related to the amortization of acquired intangible assets, share-based compensation expenses for assumed unvested stock options, together with the consequential tax effects, as applicable. The pro forma information does not include any impact of transaction synergies and is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have occurred had the acquisition been consummated as of that time or that may result in the future:

	Year ended December 31,
	Pro forma (unaudited)		As reported
	2012	2012	2012	2012
	RMB	US$	RMB	US$
Revenue, net	2,203,161	353,632	1,795,575	288,210
Net loss	661,508	106,179	424,003	68,057